Supplementary Cash Flow Information (Schedule of Non-cash Transactions) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-cash transactions
Exploration and evaluation assets expenditures in accounts payable	$ 1,888,979	$ 1,355,658
Reclassification of cancelled stock options		9,919
Reclassification of expired stock options	579,937	214,387
Reclassification of stock options exercised	216,991	1,641,078
Reclassification of cancelled restricted share units	68,072
Reclassification of restricted share unit vested	238,869
Capitalization of right-of-use assets and lease liabilities	$ 934,659
Provision for site reclamation		$ 946,010